Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS EQUITY

Amendments to Articles of Incorporation

On January 29, 2018, the Company amended its Articles of Incorporation giving its Board of Directors the power to issue up to 50,000,000 shares of Preferred Stock, and to fix the rights, preferences and privileges of each class of preferred stock so created. No shareholder approval is required in connection with the creation of classes of preferred stock under this authority and the setting of the rights, preferences and privileges of such shares. The Board of Directors acted to create new series of preferred stock, entitled Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock.

Effective March 14, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the state of Nevada to increase the number of authorized shares of capital stock to 1,050,000,000 shares. The Company increased the number of authorized shares of common stock to 1,000,000,000. There was no change to the number of shares of authorized preferred stock.

PREFERRED STOCK

The Preferred Stock may be divided into such number of series as the Board of Directors may determine. The Board of Directors is authorized to determine and alter the rights, preferences, privileges and restrictions granted to and imposed upon any wholly unissued series of Preferred Stock, and to fix the number of shares of any series of Preferred Stock and the designation of any such series of Preferred Stock. The Board of Directors, within the limits and restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, may increase or decrease (but not below the number of shares such series then outstanding) the number of shares of any series subsequent to the issue of shares of that series.

Series A Preferred Stock

There were no issuances of the Series A Preferred Stock during the three months ended March 31, 2018

As of March 31, 2018, and December 31, 2017, 5,000,000 shares of Series A Preferred Stock were issued and outstanding.

Series B Preferred Stock

During the three months ended March 31, 2018, the Company issued Series B Preferred Stock as follows,

●	On January 31, 2018, the Company sold 203,000 shares of Series B Preferred Stock to Geneva Roth Remark Holdings, Inc. (“Geneva”) in exchange for $203,000 before fees.

●	On March 20, 2018, Geneva agreed to purchase an additional 63,000 Series B Preferred shares for $63,000 under the same terms as the initial purchase on January 31, 2018.

As of March 31, 2018 and December 31, 2017, 266,000 and 0 shares of Series B Preferred Stock were issued and outstanding, respectively.

Series C Preferred Stock

There were no issuances of the Series C Preferred Stock during the three months ended March 31, 2018.

No shares of Series C Preferred Stock were issued and outstanding as of March 31, 2018.

Series D Preferred Stock

There were no issuances of the Series D Preferred Stock during the three months ended March 31, 2018.

No shares of Series D Preferred Stock were issued and outstanding as of March 31, 2018.

Common Stock

The Company is authorized to issue 1,000,000,000 shares of common stock at a par value of $0.00001.

During the three months ended March 31, 2018, the Company issued 762,338 shares of common stock, with a value of $117,646, as additional consideration for the issuance of convertible notes (see Note 8).

As of March 31, 2018, and December 31, 2017, 82,962,338 and 82,200,000 shares of common stock were issued and outstanding, respectively.

NOTE 9—STOCKHOLDERS’ EQUITY

Amendments to Articles of Incorporation

The Company was authorized to issue 100,000,000 shares of common stock at par value of $0.00001 and 100,000,000 shares of preferred stock at par value of $0.00001.

Effective June 7, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the state of Nevada to increase the number of authorized shares of capital stock to 550,000,000 shares. The Company increased the number of authorized common shares to 500,000,000 and decreased the number of authorized preferred shares to 50,000,000.

On January 29, 2018, the Company amended its Articles of Incorporation giving its Board of Directors the power to issue up to 50,000,000 shares of Preferred Stock, and to fix the rights, preferences and privileges of each class of preferred stock so created. No shareholder approval is required in connection with the creation of classes of preferred stock under this authority and the setting of the rights, preferences and privileges of such shares. The Board of Directors acted to create new series of preferred stock, entitled Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock.

Effective March 14, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the state of Nevada to increase the number of authorized shares of capital stock to 1,050,000,000 shares. The Company increased the number of authorized shares of common stock to 1,000,000,000. There was no change to the number of shares of authorized preferred stock.

PREFERRED STOCK

The Preferred Stock may be divided into such number of series as the Board of Directors may determine. The Board of Directors is authorized to determine and alter the rights, preferences, privileges and restrictions granted to and imposed upon any wholly unissued series of Preferred Stock, and to fix the number of shares of any series of Preferred Stock and the designation of any such series of Preferred Stock. The Board of Directors, within the limits and restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, may increase or decrease (but not below the number of shares such series then outstanding) the number of shares of any series subsequent to the issue of shares of that series.

Series A Preferred Stock

The following summary of the Company’s Series A Preferred Stock is merely a summary, we refer you to our Amended and Restated Articles of Incorporation and the applicable provisions of the Nevada Revised Statutes for a more complete description of the rights and liabilities of holders of our securities.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Holders of the Series A Preferred Stock shall be entitled to receive, prior and in preference to any Distribution of any of the assets of the Company to the Holders of any Junior Stock by reason of their ownership of such stock an amount per share for each share of Series A Preferred Stock held by them equal to the sum of the Liquidation Preference. If upon the liquidation, dissolution or winding up of the Company, the assets of the Company legally available for distribution to the Holders of the Series A Preferred Stock are insufficient to permit the payment to such Holders of the full amounts specified in this Section then the entire remaining assets of the Company legally available for distribution shall be distributed with equal priority and pro rata among the Holders of the Series A Preferred Stock in proportion to the full amounts they would otherwise be entitled to receive pursuant to this Section.

Redemption Rights

The Series A Preferred Stock shall have no redemption rights.

Conversion

The “Conversion Ratio” per share of the Series A Preferred Stock in connection with any Conversion shall be at a ratio of 1:20, meaning every (1) one Preferred A share shall convert into 20 shares of Common Stock of the Company (the “Conversion”). Holders of Class A Preferred Shares shall have the right, exercisable at any time and from time to time (unless otherwise prohibited by law, rule or regulation), to convert any or all their shares of the Class A Preferred Shares into Common Stock at the Conversion Ratio.

Voting Rights

The Holder of each share of Series A Preferred Stock shall have such number of votes as is determined by multiplying (a) the number of shares of Series A Preferred Stock held by such holder; and, (b) by 20. With respect to any shareholder vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of Common Stock, and shall be entitled, notwithstanding any provision hereof, to notice of any stockholders’ meeting in accordance with the Bylaws of this Corporation, and shall be entitled to vote, together with holders of Common Stock, with respect to any question upon which holders of Common Stock have the right to vote. The holders of Series A Preferred Stock shall vote together with all other classes and series of common and preferred stock of the Company as a single class on all actions to be taken by the Common Stock shareholders of the Company, except to the extent that voting as a separate class or series is required by law. Fractional votes shall not, however, be permitted and any fractional voting rights available on an as-converted basis (after aggregating all shares into which shares of Series A Preferred Stock held by each holder could be converted) shall be rounded to the nearest whole number (with one-half being rounded upward).

During the year ended December 31, 2017, under the terms of the agreement of 12JP, 500,000 shares of preferred stock beneficially owned by the Company’s majority stockholder were cancelled (Note 1).

As of December 31, 2017, 5,000,000 shares of Series A Preferred Stock were issued and outstanding.

Series B Preferred Stock

The following summary of the Company’s Series B Preferred Stock is merely a summary, we refer you to our Amended and Restated Articles of Incorporation and the applicable provisions of the Nevada Revised Statutes for a more complete description of the rights and liabilities of holders of our securities.

Designation and Amount

The total number of shares of Series B Preferred Stock this Corporation is authorized to issue is One Million (1,000,000), with a stated par value of $0.00001 per share. The designations, powers, preferences, rights and restrictions granted or imposed upon the Series B Preferred Stock and holders thereof are as follows unless otherwise agreed to by agreement between the Company and the purchasers of the Series B Preferred Stock.

Ranking

The Series B Preferred Stock will, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior with respect to dividends and right of liquidation with the Company’s Common Stock (“Common Stock”), (b) junior with respect to dividends and right of liquidation with the Company’s Series A Preferred Stock; and (c) junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company. Without the prior written consent of Holders holding a majority of the outstanding shares of Series B Preferred Stock, the Company may not issue any Preferred Stock that is senior to the Series B Preferred Stock in right of dividends and liquidation.

Liquidation Preference

Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after payment or provision for payment of debts and other liabilities of the Company, and after payment or provision for any liquidation preference payable to the holders of any Preferred Stock ranking senior upon liquidation to the Series B Preferred Stock, but prior to any distribution or payment made to the holders of Common Stock or the holders of any Preferred Stock ranking junior upon liquidation to the Series B Preferred Stock by reason of their ownership thereof, the Holders of Series B Preferred Stock will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series B Preferred Stock equal to the then Stated Value as adjusted pursuant to the terms hereof (including but not limited to the additional of any accrued unpaid dividends and the Default Adjustment, if applicable).

If, upon any liquidation, dissolution or winding up of the Company, the assets of the Company will be insufficient to make payment in full to all Holders, then such assets will be distributed among the Holders at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.

Conversion

A. Holders of Series B Preferred Stock shall have the right, exercisable at any time and from time to time (unless otherwise prohibited by law, rule or regulation, or agreement between the Corporation and the holders of the Series B Preferred Stock), to convert any or all their shares of the Series B Preferred Stock into Common Stock. B. Reservation of Stock Issuable Upon Conversion. The Corporation shall at all times reserve and keep available out of its authorized but unissued shares of Common Stock solely for the purpose of effecting the conversion of the shares of the Series B Preferred Stock, such number of its shares of Common Stock as shall from time to time be sufficient to effect the conversion of all then outstanding shares of the Series B Preferred Stock; and if at any time the number of authorized but unissued shares of Common Stock shall not be sufficient to effect the conversion of all then outstanding shares of the Series B Preferred Stock, the Corporation will within a reasonable time period make a good faith effort to take such corporate action as may, in the opinion of its counsel, be necessary to increase its authorized but unissued shares of Common Stock to such number of shares as shall be sufficient for such purpose. C. Effect of Conversion. On any Conversion Date, all rights of any Holder with respect to the shares of the Series B Preferred Stock so converted, including the rights, if any, to receive distributions of the Corporation’s assets (including, but not limited to, the Liquidation Preference) or notices from the Corporation, will terminate, except only for the rights of any such Holder to receive certificates (if applicable) for the number of shares of Common Stock into which such shares of the Series B Preferred Stock have been converted.

Voting

Series B Preferred Stock shall be non-voting on any matters requiring shareholder vote.

Dividends

Series B Preferred Stock will carry an annual cumulative dividend, compounded monthly, payable solely upon redemption, liquidation or conversion as agreed to by and between the Company and the holder of the Series B Preferred Stock.

Redemption

The Series B Preferred Stock shall be redeemable by the Company as set forth in the agreement by and between the Company and the holder of the Series B Preferred Stock.

Protective Provisions

So long as any shares of Series B Preferred Stock are outstanding, the Company will not, without the affirmative approval of the Holders of a majority of the shares of Series B Preferred Stock then outstanding (voting as a class),

(i) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock or alter or amend this Certificate of Designations,

(ii) authorize or create any class of stock ranking as to distribution of dividends senior to the Series B Preferred Stock,

(iii) amend its articles of incorporation or other charter documents in breach of any of the provisions hereof,

(iv) increase the authorized number of shares of Series B Preferred Stock,

(v) liquidate, dissolve or wind-up the business and affairs of the Company, or effect any Deemed Liquidation Event (as defined below), or

(vi) enter into any agreement with respect to any of the foregoing.

A “Deemed Liquidation Event” will mean: (a) a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of the surviving or resulting corporation or, if the surviving or resulting corporation is a wholly-owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (b) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company. The Company shall not have the power to effect a Deemed Liquidation Event unless the agreement or plan of merger or consolidation for such transaction provides that the consideration payable to the stockholders of the Company will be allocated among the holders of capital stock of the Company in accordance hereof.

No shares of Series B Preferred Stock were issued and outstanding as of December 31, 2017.

Series C Preferred Stock

The following summary of the Company’s Series C Preferred Stock is merely a summary, we refer you to our Amended and Restated Articles of Incorporation and the applicable provisions of the Nevada Revised Statutes for a more complete description of the rights and liabilities of holders of our securities.

Designation and Amount

The total number of shares of Series C Preferred Stock this Corporation is authorized to issue is two (2) shares, with a stated par value of $0.00001 per share. The designations, powers, preferences, rights and restrictions granted or imposed upon the Series C Preferred Stock and holders thereof are as follows unless otherwise agreed to by agreement between the Company and the purchasers of the Series C Preferred Stock. For clarification, issuances of additional authorized shares of Series C Preferred Stock under the terms herein and as agreed to by and between the Company and the holder of such Series C Preferred Stock shall not require the authorization or approval of the existing shareholders of any other class of preferred stock.

Ranking

The Series C Preferred Stock will, with respect to dividend rights and rights upon liquidation, winding-up or dissolution, rank: (a) senior with respect to dividends and right of liquidation with the Company’s Common Stock, (b) junior with respect to dividends and right of liquidation with the Company’s Series A Preferred Stock and the Company’s Series B Preferred Stock; and (c) junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company. Without the prior written consent of Holders holding a majority of the outstanding shares of Series C Preferred Stock, the Company may not issue any Preferred Stock that is senior to the Series C Preferred Stock in right of dividends and liquidation.

Liquidation Preference

The Series C Preferred Stock shall have no liquidation preference.

Conversion

The Series C Preferred Stock shall not be convertible into any other classes of capital stock of the Conpany.

Voting

Each issued and outstanding shares of Series C Preferred Stock shall be entitled to One Billion (1,000,000,000) votes at each meeting of shareholders of the Company with respect to any and all matters presented to the shareholders of the Company for their action or consideration (by vote or written consent). Holders of shares of Series C Preferred Stock shall vote together with the holders of Common Shares as a single class.

Dividends

Series C Preferred Stock shall not accrue dividends.

Redemption

The Series C Preferred Stock shall not be redeemable by the Company.

No shares of Series C Preferred Stock were issued and outstanding as of December 31, 2017.

Series D Preferred Stock

The following summary of the Company’s Series D Preferred Stock is merely a summary, we refer you to our Amended and Restated Articles of Incorporation and the applicable provisions of the Nevada Revised Statutes for a more complete description of the rights and liabilities of holders of our securities.

Designation and Amount

The total number of shares of Series D Preferred Stock this Corporation is authorized to issue is one million (1,000,000) shares, with a stated par value of $0.00001 per share with such powers, preferences, rights and restrictions which shall be determined by the Company’s Board of Directors in its sole discretion, and which designations and issuances shall not require the approval of the shareholders of the Company.

No shares of Series D Preferred Stock were issued and outstanding as of December 31, 2017.

Common Stock

The Company is authorized to issue 1,000,000,000 shares of common stock at a par value of $0.00001. Subsequent to year end, on March 14, 2018 the Company increased the authorized Common Shares to 1,000,000,000 (see Note 9).

On June 27, 2017, pursuant to the Share Exchange Agreement (See Note 1), the Company issued 50,000,000 shares of common stock to the stockholders of 12HK in exchange for the 12HK Shares. As a result of the reverse acquisition accounting, these shares issued to the former 12HK stockholders are treated as being outstanding from the date of issuance of the 12HK Shares.

The 50,000,000 shares of common stock consisted of the following;

●	25,000,000 shares of common stock were outstanding as of December 31, 2015 (12HK)

●	During the year ended December 31, 2016, the Company issued another 25,000,000 shares of common stock in settlement of amounts due to stockholders totaling $256,000 (Note 7) (12HK)

These 50,000,000 12HK shares were exchanged for 50,000,000 12 ReTech shares on June 27, 2017, but are accounted for as if issued by the Company due to the reverse merger accounting rules.

Subsequent to June 27, 2017 and during the year ended December 31, 2017, the Company issued common shares as follows;

●	5,000,000 shares of common stock in connection with the acquisition of 12JP (Note 1)

●	3,807,976 shares of common stock with the acquisition of 12EU (Note 1)

●	2,700,000 shares of commons stock to unrelated parties for services valued at $474,000

During the year ended December 31, 2017, under the terms for the acquisition of 12JP, 5,000,000 shares of common stock beneficially owned by the Company’s majority stockholder were cancelled (Note 1).

On July 13, 2017, the Company reached an agreement with a vendor shareholder to return 3,000,000 shares of its common stock to treasury for cancellation.

As of December 31, 2017 and 2016, 82,200,000 and 50,000,000 shares of common stock were issued and outstanding, respectively.